Financial assets at fair value through profit or loss (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total Financial assets at fair value through profit or loss	$ 363,351	$ 179,933	$ 194,635
Negotiable Instruments [member]
IfrsStatementLineItems [Line Items]
Total Financial assets at fair value through profit or loss	114,494	1,280
Mutual funds [member]
IfrsStatementLineItems [Line Items]
Total Financial assets at fair value through profit or loss	$ 248,857	$ 178,653